Shareholders Equity (USD $)	Voting Common Stock Shares	Voting Common Stock Amount	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest	Accumulated Deficit	Total
Beginning Balance, amount at Dec. 31, 2008		$ 9	$ 8,873			$ (1,195)	$ 7,687
Beginning Balance, shares at Dec. 31, 2008	9,019
Net loss					(175)	(2,925)	(3,100)
Stock-based compensation expense			118				118
Retirement of Stock - open market purchases	(155)		(94)				(94)
Stock purchased through private placement	150		150				150
Options exercised	200		10				10
Recovered BPZ stock			143				143
Non-controlling interest in a subsidiary					2,850		2,850
Warrant extension expense
Stock issued in exchange for land and water shares and contract labor
Direct cost of private placement
Stock issued in merger with TRB
Beneficial conversion
Ending Balance, amount at Dec. 31, 2009		9	9,200		2,675	(4,120)	7,764
Ending Balance, shares at Dec. 31, 2009	9,214
Net loss					4	(9,467)	(9,463)
Stock-based compensation expense			4,841				4,841
Retirement of Stock - open market purchases
Stock purchased through private placement	2,400	3	2,398				2,401
Options exercised	(55)		(6)				(6)
Recovered BPZ stock
Non-controlling interest in a subsidiary
Warrant extension expense			218				218
Stock issued in exchange for land and water shares and contract labor	723		798				799
Direct cost of private placement			(196)				(196)
Stock issued in merger with TRB	7,500	7	11,371		(568)		10,810
Beneficial conversion			325				325
Ending Balance, amount at Dec. 31, 2010		$ 20	$ 28,949		$ 2,111	$ (13,587)	$ 17,493
Ending Balance, shares at Dec. 31, 2010	19,782